POST BALANCE SHEET EVENTS	12 Months Ended
Dec. 31, 2022
POST BALANCE SHEET EVENTS
POST BALANCE SHEET EVENTS

23 Post balance sheet events

There have been no events between the balance sheet date, and the date on which the financial statements were approved by the Board, which would require adjustment to the financial statements or any additional disclosures.